Stock-Based Compensation - Schedule of Grant-Date Fair Value of Stock Options Granted (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)		$ 1.35		$ 1.35
Risk-free interest rate		4.80%
Expected volatility		134.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected life of options (in years)	5 years	5 years	5 years	5 years	5 years	5 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1	$ 1.35	$ 1	$ 1.35	$ 0.85	$ 1.67
Risk-free interest rate	5.20%		5.20%	4.70%	4.70%	0.60%
Expected volatility	93.20%		93.20%	122.20%	98.00%	127.00%
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price (in Dollars per share)	$ 1.12	$ 1.84	$ 1.12	$ 1.84	$ 1.84	$ 2.61
Risk-free interest rate	5.20%		5.20%	4.80%	5.00%	4.50%
Expected volatility	104.60%		104.60%	136.90%	137.00%	164.00%